Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.4%
Aerospace & Defense – 2.3%
BWX Technologies Inc	1,294	$238,575
HEICO Corp	426	137,521
Huntington Ingalls Industries Inc	699	201,249
L3Harris Technologies Inc	40,928	12,499,821
Lockheed Martin Corp	2,358	1,177,137
Textron Inc	3,561	300,869
		14,555,172
Air Freight & Logistics – 0.1%
United Parcel Service Inc	9,334	779,669
Auto Components – 0%
Aptive PLC*	2,986	257,453
Automobiles – 3.2%
Ferrari NV	19,325	9,376,877
Tesla Inc*	24,470	10,882,298
		20,259,175
Banks – 8.8%
Bank of America Corp	249,499	12,871,653
Bank of Nova Scotia	1,671	108,030
Canadian Imperial Bank of Commerce	112,914	9,020,700
Citigroup Inc	41,540	4,216,310
JPMorgan Chase & Co	66,130	20,859,386
Royal Bank of Canada	1,372	202,123
Toronto-Dominion Bank/The	112,914	9,027,474
		56,305,676
Biotechnology – 0%
Moderna Inc*	4,741	122,460
Revolution Medicines Inc*	3,104	144,957
		267,417
Building Products – 0.9%
Trane Technologies PLC	13,157	5,551,728
Capital Markets – 8.0%
Blackrock Inc	3,423	3,990,773
Cboe Global Markets Inc	40,488	9,929,682
Goldman Sachs Group Inc	6,250	4,977,187
Interactive Brokers Group Inc	38,483	2,648,015
Intercontinental Exchange Inc	52,418	8,831,385
Moody's Corp	19,481	9,282,307
Nasdaq Inc	92,040	8,140,938
S&P Global Inc	7,053	3,432,766
UBS Group AG	2,830	116,030
		51,349,083
Chemicals – 0.5%
Corteva Inc	9,684	654,929
Linde PLC	5,576	2,648,600
		3,303,529
Commercial Services & Supplies – 0.3%
Republic Services Inc	3,355	769,905
Waste Management Inc	5,260	1,161,566
		1,931,471
Diversified Financial Services – 4.4%
Berkshire Hathaway Inc - Class B*	32,126	16,151,025
Mastercard Inc - Class A	21,118	12,012,130
		28,163,155
Diversified Telecommunication Services – 0.4%
AT&T Inc	78,180	2,207,803
Electric Utilities – 1.8%
Entergy Corp	8,592	800,688
Exelon Corp	193,574	8,712,766
Southern Co	18,371	1,741,020
		11,254,474
Electrical Equipment – 2.5%
Eaton Corp PLC	15,544	5,817,342

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – (continued)
Emerson Electric Co	74,352	$9,753,495
Generac Holdings Inc*	806	134,925
		15,705,762
Electronic Equipment, Instruments & Components – 0.4%
Jabil Inc	12,633	2,743,509
Entertainment – 1.5%
Take-Two Interactive Software Inc*	37,957	9,806,571
Food & Staples Retailing – 4.3%
Albertsons Cos Inc - Class A	9,954	174,295
Costco Wholesale Corp	13,521	12,515,443
Maplebear Inc*	2,736	100,575
Walmart Inc	139,558	14,382,848
		27,173,161
Food Products – 0.4%
General Mills Inc	13,433	677,292
JM Smucker Co	13,727	1,490,752
Tyson Foods Inc	6,692	363,376
		2,531,420
Gas Utilities – 0%
UGI Corp	7,071	235,181
Health Care Equipment & Supplies – 0.7%
Edwards Lifesciences Corp*	7,260	564,610
IDEXX Laboratories Inc*	856	546,890
Stryker Corp	9,258	3,422,405
		4,533,905
Health Care Providers & Services – 0.4%
AmerisourceBergen Corp	2,716	848,831
McKesson Corp	1,568	1,211,343
Quest Diagnostics Inc	1,782	339,613
Tenet Healthcare Corp*	1,114	226,187
		2,625,974
Health Care Real Estate Investment Trusts (REITs) – 0.2%
Welltower Inc	8,657	1,542,158
Hotels, Restaurants & Leisure – 4.4%
Booking Holdings Inc	1,233	6,657,300
Boyd Gaming Corp	98,731	8,535,295
Chipotle Mexican Grill Inc*	15,476	606,504
McDonald's Corp	40,702	12,368,931
		28,168,030
Household Products – 0.1%
Church & Dwight Co Inc	5,969	523,063
Clorox Co	2,815	347,090
		870,153
Industrial Conglomerates – 0.7%
Honeywell International Inc	22,132	4,658,786
Insurance – 0.4%
Marsh & McLennan Cos Inc	6,811	1,372,621
MetLife Inc	12,235	1,007,797
		2,380,418
Interactive Media & Services – 7.9%
Alphabet Inc - Class A	134,664	32,736,818
Match Group Inc	3,893	137,501
Meta Platforms Inc - Class A	23,853	17,517,166
Pinterest Inc - Class A*	8,293	266,786
		50,658,271
Machinery – 2.6%
Cummins Inc	12,832	5,419,852
Otis Worldwide Corp	5,979	546,660
Parker-Hannifin Corp	14,037	10,642,151
		16,608,663
Metals & Mining – 0.4%
Wheaton Precious Metals Corp	23,110	2,584,622
Multiline Retail – 3.1%
Amazon.com Inc*	91,455	20,080,774
Multi-Utilities – 1.7%
CenterPoint Energy Inc	223,772	8,682,354
Consolidated Edison Inc	7,672	771,189

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Public Service Enterprise Group Inc	8,829	$736,868
Sempra Energy	9,222	829,796
		11,020,207
Oil, Gas & Consumable Fuels – 1.3%
Cabot Oil & Gas Corp	15,069	356,382
Hess Midstream LP - Class A	201,042	6,946,001
Occidental Petroleum Corp	11,168	527,688
Range Resources Corp	6,327	238,148
		8,068,219
Pharmaceuticals – 0.3%
Corcept Therapeutics Inc*	1,328	110,370
Pfizer Inc	63,668	1,622,261
		1,732,631
Professional Services – 0.1%
Leidos Holdings Inc	1,732	327,279
Real Estate Management & Development – 0.6%
CBRE Group Inc*	24,800	3,907,488
Retail Real Estate Investment Trusts (REITs) – 0.4%
Simon Property Group Inc	12,815	2,404,991
Road & Rail – 0%
Canadian Pacific Kansas City Ltd	1,808	134,678
Semiconductor & Semiconductor Equipment – 12.2%
Broadcom Inc	27,618	9,111,454
KLA Corp	5,302	5,718,737
NVIDIA Corp	253,081	47,219,853
Qorvo Inc*	48,154	4,385,866
Rambus Inc*	114,047	11,883,698
		78,319,608
Software – 9.9%
Check Point Software Technologies Ltd*	43,848	9,072,590
CyberArk Software Ltd*	792	382,655
Dropbox Inc*	19,179	579,398
Dynatrace Inc*	13,875	672,244
Fair Isaac Corp*	390	583,647
Fortinet Inc*	114,090	9,592,687
Microsoft Corp	77,391	40,084,668
Palo Alto Networks Inc*	9,017	1,836,041
Procore Technologies Inc*	8,544	623,028
		63,426,958
Specialized Real Estate Investment Trusts (REITs) – 0.2%
Equinix Inc	1,194	935,189
Specialty Retail – 1.6%
AutoZone Inc*	2,376	10,193,610
Technology Hardware, Storage & Peripherals – 6.2%
Apple Inc	155,820	39,676,446
Logitech International SA (REG)#	807	88,512
		39,764,958
Tobacco – 3.2%
Altria Group Inc	139,114	9,189,871
Philip Morris International Inc	70,871	11,495,276
		20,685,147
Total Common Stocks (cost $453,501,626)		630,014,126
Investment Companies – 1.2%
Exchange-Traded Funds (ETFs) – 1.2%
Schwab US Large-Cap# (cost $7,529,727)	297,971	7,848,556
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	287,632	287,632
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$71,908	71,908
Total Investments Purchased with Cash Collateral from Securities Lending (cost $359,540)		359,540
Total Investments (total cost $461,390,893) – 99.7%		638,222,222
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,686,684
Net Assets – 100%		$639,908,906

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$598,107,931	93.7%
Canada	21,077,627	3.3
Israel	9,455,245	1.5
Italy	9,376,877	1.5
Switzerland	204,542	0.0
Total	$638,222,222	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$494,752	$9,465,098	$(9,959,749)	$(101)	$-	$-	-	$4,277
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	5,052,161	16,734,957	(21,499,486)	-	-	287,632	287,632	3,916 ∆
Total Affiliated Investments - 0.1%
	$5,546,913	$26,200,055	$(31,459,235)	$(101)	$-	$287,632	287,632	$8,193

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$630,014,126	$-	$-
Investment Companies	7,848,556	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	359,540	-
Total Assets	$637,862,682	$359,540	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70296 11-25